Bank Borrowings - Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Bank borrowings	$ 36,248	$ 47,463
Bank of Kaohsiung [Member]
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Start Date	Jul. 09, 2021
Maturity Date	Jul. 09, 2026
Interest Rate	2.295%
Bank borrowings	$ 381	499
Bank of Kaohsiung One [Member]
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Start Date	Jul. 09, 2021
Maturity Date	Jul. 09, 2026
Interest Rate	2.295%
Bank borrowings	$ 7,425	9,493
Bank of Kaohsiung Two [Member]
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Start Date	Jul. 09, 2021
Maturity Date	Jul. 09, 2026
Interest Rate	4.545%
Bank borrowings	$ 2,930	3,820
Bank of Kaohsiung Three [Member]
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Start Date	Jul. 09, 2021
Maturity Date	Jul. 09, 2026
Interest Rate	2.675%
Bank borrowings	$ 25,512	$ 33,651